Loans, financing, debentures and hedge derivative financial instruments - Notes (Details Textual) $ in Thousands	1 Months Ended
	Apr. 30, 2020 BRL (R$) Notes	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of loans debentures and finance leases [line items]
Face value unit | $		$ 90,000	$ 90,000
Unsecured commercial notes payable not convertible into shares, maturity at 6th April, 2021 [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of debt instruments issued | Notes	40
Face value unit | R$	R$ 25,000,000
Final maturity	April 6, 2021
Payment of the face value	Lump sum at final maturity
Interest	DI + 3.10%
Payment of interest	Lump sum at final maturity
Reprice	Not applicable